Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
Changes in Fiscal Year

Changes in Fiscal Year

On March 18, 2018, the Company's Board of Directors approved a change in the Company's fiscal year end from December 31 to March 31. On February 12, 2019, the Company's Board of Directors approved a change in the Company's fiscal year end from March 31 to December 31. Year-over-year and quarterly financial data continue to be comparative to prior year as the twelve months and six months that comprise each fiscal semi-annual period and fiscal year in the new fiscal year are the same as those in the Company's historical financial statements.

Unaudited Interim Financial Information

Unaudited Interim Financial Information

The accompanying consolidated balance sheet as of June 30, 2020, and the consolidated statements of operations and comprehensive loss and cash flows for the six months ended June 30, 2020 and 2019 are unaudited. The unaudited interim consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly the Company's consolidated financial position as of June 30, 2020 and the consolidated results of operations and cash flows for the six months ended June 30, 2020 and 2019. The financial data and other information disclosed in these notes to the consolidated financial statements related to these six-month periods are unaudited. The results of operations for the six months ended June 30, 2020 are not necessarily indicative of the results to be expected for the year ending December 31, 2020 or for any other interim period or other future year.

Principle of Consolidation

Principle of Consolidation

Aerkomm consolidates the accounts of its subsidiaries, Aircom, Aircom Seychelles, Aircom HK, Aircom Japan, Aircom Taiwan, Aerkomm Taiwan, Aircom Beijing and Aerkomm Malta. All significant intercompany accounts and transactions have been eliminated in consolidation.

Reclassifications of Prior Period Presentation

Reclassifications of Prior Period Presentation

Certain prior period balance sheet and income statement amounts have been reclassified for consistency with the current period presentation. These reclassifications had no effect on the reported results of operations.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results may differ from these estimates.

Concentrations of Credit Risk

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash in banks. As of June 30, 2020, December 31, 2019 and 2018, the total balance of cash in bank exceeding the amount insured by the Federal Deposit Insurance Corporation (FDIC) for the Company was approximately $0 (unaudited), $233,000 and $0, respectively. The balance of cash deposited in foreign financial institutions exceeding the amount insured by local insurance is approximately $125,000 (unaudited), $37,000 and $0 as of June 30, 2020, December 31, 2019 and December 31, 2018, respectively.

The Company performs ongoing credit evaluation of its customers and requires no collateral. An allowance for doubtful accounts is provided based on a review of the collectability of accounts receivable. The Company determines the amount of allowance for doubtful accounts by examining its historical collection experience and current trends in the credit quality of its customers as well as its internal credit policies. Actual credit losses may differ from management's estimates.

Short-term investment

Short-term investment

The Company's short-term investment securities are classified as trading security. The securities are stated at fair value within current assets on the Company's consolidated balance sheets. Fair value is calculated based on publicly available market information or other estimates determined by the Company. Changes in fair value are recorded in current income.

Inventories

Inventories

Inventories are recorded at the lower of weighted-average cost or net realizable value. The Company assesses the impact of changing technology on its inventory on hand and writes off inventories that are considered obsolete. Estimated losses on scrap and slow-moving items are recognized in the allowance for losses.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. When value impairment is determined, the related assets are stated at the lower of fair value or book value. Significant additions, renewals and betterments are capitalized. Maintenance and repairs are expensed as incurred.

Depreciation is computed by using the straight-line and double declining methods over the following estimated service lives: ground station equipment – 5 years, computer equipment - 3 to 5 years, furniture and fixtures - 5 years, satellite equipment – 5 years, vehicles – 5 years and lease improvement – 5 years.

Upon sale or disposal of property and equipment, the related cost and accumulated depreciation are removed from the corresponding accounts, with any gain or loss credited or charged to income in the period of sale or disposal.

The Company reviews the carrying amount of property and equipment for impairment when events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. It determined that there was no impairment loss for the six months ended June 30, 2020 and for the years ended December 31, 2019 and 2018.

Right-of-Use Asset and Lease Liability

Right-of-Use Asset and Lease Liability

In February 2016, the FASB issued ASU No. 2016-02, "Leases" (Topic 842) ("ASU 2016-02"), which modifies lease accounting for both lessees and lessors to increase transparency and comparability by recognizing lease assets and lease liabilities by lessees for those leases classified as operating leases and finance leases under previous accounting standards and disclosing key information about leasing arrangements.

A lessee should recognize the lease liability to make lease payments and the right-of-use asset representing its right to use the underlying asset for the lease term. For operating leases and finance leases, a right-of-use asset and a lease liability are initially measured at the present value of the lease payments by discount rates. The Company's lease discount rates are generally based on its incremental borrowing rate, as the discount rates implicit in the Company's leases is readily determinable. Operating leases are included in operating lease right-of-use assets and lease liabilities in the consolidated balance sheets. Finance leases are included in property and equipment and lease liability in our consolidated balance sheets. Lease expense for operating expense payments is recognized on a straight-line basis over the lease term. Interest and amortization expenses are recognized for finance leases on a straight-line basis over the lease term.

For leases with a term of twelve months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. If a lessee makes this election, it should recognize lease expense for such leases generally on a straight-line basis over the lease term. The Company adopted ASU 2016-02 effective January 1, 2019.

Goodwill and Purchased Intangible Assets

Goodwill and Purchased Intangible Assets

The Company's goodwill represents the amount by which the total purchase price paid exceeded the estimated fair value of net assets acquired from acquisition of subsidiaries. The Company tests goodwill for impairment on an annual basis, or more often if events or circumstances indicate that there may be impairment.

Purchased intangible assets with finite life are amortized on the straight-line basis over the estimated useful lives of respective assets. Purchased intangible assets with indefinite life are evaluated for impairment when events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Purchased intangible asset consists of satellite system software and is amortized over 10 years.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company utilizes the three-level valuation hierarchy for the recognition and disclosure of fair value measurements. The categorization of assets and liabilities within this hierarchy is based upon the lowest level of input that is significant to the measurement of fair value. The three levels of the hierarchy consist of the following:

Level 1 - Inputs to the valuation methodology are unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2 - Inputs to the valuation methodology are quoted prices for similar assets and liabilities in active markets, quoted prices in markets that are not active or inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the instrument.

Level 3 - Inputs to the valuation methodology are unobservable inputs based upon management's best estimate of inputs market participants could use in pricing the asset or liability at the measurement date, including assumptions.

The carrying amounts of the Company's cash, accounts receivable, other receivable, accounts payable, short-term loan, accrued expense and other payable approximated their fair value due to the short-term nature of these financial instruments. The Company's long-term loan and lease payable approximated the carrying amount as its interest rate is considered as approximate to the current rate for comparable loans and leases, respectively. There were no outstanding derivative financial instruments as of June 30, 2020.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue when performance obligations identified under the terms of contracts with its customers are satisfied, which generally occurs upon the transfer of control in accordance with the contractual terms and conditions of the sale. The Company's major revenue for the year ended December 31, 2018 was the development of a small cell server terminal which will be utilized in the construction of a satellite-based ground communication system networks. The Company also had minor revenue from providing installation and testing services of a satellite-based ground connectivity system. The Company's revenue for the year ended December 31, 2019 was the sales of compact adaptor for smartphone that allows users to turn their smartphone into a satellite smartphone to provide reliable connectivity beyond the coverage of traditional networks. The majority of the Company's revenue is recognized at a point in time when product is shipped or service is provided to the customer. Revenue is measured as the amount of consideration the Company expects to receive in exchange for transferring goods, which includes estimates for variable consideration. During 2019, the Company adopted the provisions of ASU 2014-09 Revenue from Contracts with Customers (Topic 606) and the principal versus agent guidance within the new revenue standard. The application of Topic 606 (versus prior U.S. GAAP) did not have a significant impact on the Company's comparative financial statements as presented.

Research and Development Costs

Research and Development Costs

Research and development costs are charged to operating expenses as incurred. For the six months ended June 30, 2020 and 2019 and for the years ended December 31, 2019 and 2018, the Company incurred $0 (unaudited), $416,230 (unaudited), $416,231, and $1,541,952 of research and development costs, respectively.

Income Taxes

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. Income tax expense is the tax payable or refundable for the period plus or minus the change during the period in deferred tax assets and liabilities. Adjustments to prior period's income tax liabilities are added to or deducted from the current period's tax provision.

The Company follows FASB guidance on uncertain tax positions and has analyzed its filing positions in all the federal, state and foreign jurisdictions where it is required to file income tax returns, as well as all open tax years in those jurisdictions. The Company files income tax returns in the US federal, state and foreign jurisdictions where it conducts business. It is not subject to income tax examinations by US federal, state and local tax authorities for years before 2015. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustments that will result in a material adverse effect on its consolidated financial position, results of operations, or cash flows. Therefore, no reserves for uncertain tax positions have been recorded. The Company does not expect its unrecognized tax benefits to change significantly over the next twelve months.

The Company's policy for recording interest and penalties associated with any uncertain tax positions is to record such items as a component of income before taxes. Penalties and interest paid or received, if any, are recorded as part of other operating expenses in the consolidated statement of operations.

Foreign Currency Transactions

Foreign Currency Transactions

Foreign currency transactions are recorded in U.S. dollars at the exchange rates in effect when the transactions occur. Exchange gains or losses derived from foreign currency transactions or monetary assets and liabilities denominated in foreign currencies are recognized in current income. At the end of each period, assets and liabilities denominated in foreign currencies are revalued at the prevailing exchange rates with the resulting gains or losses recognized in income for the period.

Translation Adjustments

Translation Adjustments

If a foreign subsidiary's functional currency is the local currency, translation adjustments will result from the process of translating the subsidiary's financial statements into the reporting currency of the Company. Such adjustments are accumulated and reported under other comprehensive income (loss) as a separate component of stockholders' equity.

Earnings (Loss) Per Share

Earnings (Loss) Per Share

Basic earnings (loss) per share is computed by dividing income available to common shareholders by the weighted average number of shares of common stock outstanding during the period. Diluted earnings per share is computed by dividing income available to common shareholders by the weighted-average number of shares of common outstanding during the period increased to include the number of additional shares of common stock that would have been outstanding if the potentially dilutive securities had been issued. Potentially dilutive securities include stock warrants and outstanding stock options, shares to be purchased by employees under the Company's employee stock purchase plan.

Subsequent Events

Subsequent Events

For the audited consolidated financial statements, the Company has evaluated events and transactions after the reported period up to March 27, 2020, the date on which these consolidated financial statements were available to be issued. All subsequent events requiring recognition as of December 31, 2019 have been included in these consolidated financial statements.

For the unaudited interim consolidated financial statements, the Company has evaluated events and transactions after the reported period up to August 17, 2020, the date on which these unaudited interim consolidated financial statements were available to be issued. All subsequent events requiring recognition as of June 30, 2020 have been included in these unaudited interim consolidated financial statements.